Benefit Plans (Funded Status of Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Domestic Pension Plans
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 222,106	¥ 198,368
Service cost	13,670	12,278	¥ 11,807
Interest cost	185	1,406	1,803
Actuarial (gain) loss	(6,130)	16,352
Benefits paid	(9,955)	(7,981)
Acquisitions of Business		1,683
Plan Amendment	147
Benefit obligations at end of year	220,023	222,106	198,368
Change in plan assets:
Fair value of plan assets at beginning of year	202,368	197,398
Actual return on plan assets	8,098	(415)
Employer contribution	11,384	12,213
Benefits paid	(9,929)	(7,960)
Acquisitions of Business		1,132
Fair value of plan assets at end of year	211,921	202,368	197,398
Funded status	(8,102)	(19,738)
Foreign Pension Plans
Change in benefit obligations:
Benefit obligations at beginning of year	55,715	61,990
Service cost	698	689	543
Interest cost	1,537	1,732	2,021
Plan participants' contributions	1	3
Actuarial (gain) loss	2,774	(2,863)
Benefits paid	(2,548)	(2,854)
Plan Amendment		155
Foreign exchange adjustment	(3,465)	(3,180)
Other	(73)	43
Benefit obligations at end of year	54,639	55,715	61,990
Change in plan assets:
Fair value of plan assets at beginning of year	32,912	36,049
Actual return on plan assets	4,185	(848)
Employer contribution	2,111	2,060
Plan participants' contributions	1	3
Benefits paid	(1,472)	(1,636)
Foreign exchange adjustment	(2,370)	(2,662)
Other expenses	(33)	(54)
Fair value of plan assets at end of year	35,334	32,912	¥ 36,049
Funded status	¥ (19,305)	¥ (22,803)